Equity-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	36 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Jun. 07, 2007 Executive	Dec. 31, 2010 Executive	Jun. 30, 2010 Executive	Apr. 05, 2010 Profits Interest Agreement Executive	Jun. 30, 2013 Profits Interest Agreement Executive	Dec. 31, 2012 Profits Interest Agreement Executive	Dec. 31, 2011 Profits Interest Agreement Executive	Dec. 31, 2010 Profits Interest Agreement Executive	Dec. 31, 2012 Profits Interest Agreement Executive Restricted stock	Nov. 01, 2007 Profits Interest Agreement Employee	Dec. 31, 2012 Profits Interest Agreement Employee	Dec. 31, 2011 Profits Interest Agreement Employee
Equity-Based Compensation
Membership interest (as a percent)								8.50%									0.40%
Period of future services to be rendered against grant of membership interest										36 months									48 months
Non-cash stock-based compensation expense, net of estimated forfeitures	$ 2,570	$ 2,157	$ 10,385	$ 2,122	$ 1,114		$ 258		$ 917
Non-cash stock-based compensation expense net of estimated forfeitures recognized in connection with one-time acceleration charge																3,627		509
Percentage of liquidation amount in excess of the specified amount entitled as per the agreement											4.00%
Specified liquidation amount beyond which sharing is applicable											300,000
Profit Interest Grant vesting period												6 years	6 years
Maximum percentage puttable annually of vested portion of the membership interest													10.00%
Compensation charge recorded													2,827	2,122	197
Liability re-classed to equity						5,147	5,147
Accelerated vesting percentage of the unvested portion of stock award																50.00%
Unrecognized compensation charge							$ 3,368